Note 7 - Goodwill (Details) - Components of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance	$ 220,646	$ 217,433
Americas [Member]
Goodwill [Line Items]
Balance	167,449	165,390	$ 162,903
Goodwill disposed during the year	4,794	4,288
Other items	157	(406)
Foreign exchange	(2,892)	(1,395)
EMEA [Member]
Goodwill [Line Items]
Balance	53,197	52,043	48,591
Goodwill disposed during the year	2,146	3,856
Foreign exchange	(992)	(404)
Asia Pacific [Member]
Goodwill [Line Items]
Balance	220,646	217,433	$ 211,494
Goodwill disposed during the year	6,940	8,144
Other items	157	(406)
Foreign exchange	$ (3,884)	$ (1,799)